Revenue (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 476	$ 587	$ 698	$ 279